Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Goodwill	£ 9,417	£ 9,532
Other intangible assets	3,879	3,564
Property, plant and equipment	81,520	74,091
Other non-current assets	1,384	959
Pensions and other post-retirement benefit assets	2,507	2,489
Financial and other investments	842	798
Investments in joint ventures and associates	624	608
Derivative financial assets	623	369
Total non-current assets	100,796	92,410
Current assets
Inventories	559	557
Trade and other receivables	3,867	4,092
Current tax assets	16	11
Financial and other investments	2,453	5,753
Derivative financial assets	215	113
Cash and cash equivalents	375	1,178
Assets held for sale	0	2,628
Total current assets	7,485	14,332
Total assets	108,281	106,742
Current liabilities
Borrowings	(3,900)	(4,662)
Derivative financial liabilities	(268)	(381)
Trade and other payables	(5,049)	(4,472)
Contract liabilities	(110)	(96)
Current tax liabilities	(45)	(219)
Provisions	(425)	(357)
Liabilities held for sale	0	(434)
Total current liabilities	(9,797)	(10,621)
Non-current liabilities
Borrowings	(42,855)	(42,877)
Derivative financial liabilities	(750)	(821)
Other non-current liabilities	(1,114)	(876)
Contract liabilities	(2,699)	(2,418)
Deferred tax liabilities	(9,040)	(8,038)
Pensions and other post-retirement benefit obligations	(360)	(573)
Provisions	(2,336)	(2,692)
Total non-current liabilities	(59,154)	(58,295)
Total liabilities	(68,951)	(68,916)
Net assets	39,330	37,826
Equity
Share capital	647	638
Share premium account	1,285	1,292
Retained earnings	41,909	40,106
Other equity reserves	(4,542)	(4,233)
Total shareholders’ equity	39,299	37,803
Non-controlling interests	31	23
Total equity	£ 39,330	£ 37,826